1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Oct. 26, 2026
Preparer and Summary [Line Items]
Outside Party or Unaffiliated Representative, Identity	Houlihan Capital
Outside Party or Unaffiliated Representative, Selection Method [Text Block]	Houlihan Capital, a Financial Industry Regulatory Authority (FINRA) member, as part of its investment banking services, is regularly engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, bankruptcy, capital restructuring, solvency analyses, stock buybacks, and valuations for corporate and other purposes.
Report, Opinion, or Appraisal Summary [Line Items]
Report, Opinion, or Appraisal Summary, Procedures Followed [Text Block]	extent exercised prior to Closing and (y) any Talawar Common Shares and any other shares of capital stock of Talawar underlying the Equity Securities issued in connection with any fundraising transactions from and after the date of the Business Combination Agreement (excluding the PIPE Financing, as defined below) for aggregate net proceeds of up to $30,000,000, plus (b) the aggregate number of Talawar Shares issuable upon the full conversion of any Talawar Convertible Instruments that are outstanding as of immediately prior to the Effective Time. “Fully-Diluted Shares” shall not include Talawar Common Shares issuable upon the exercise of Exchanged Options or Talawar Common Shares issued pursuant to the Talawar Equity Plan.

Representations and Warranties

The Business Combination Agreement contains representations and warranties by JATT and Talawar. Unless otherwise specified, such representations and warranties are made as of the Signing Date and as of the Closing, are subject to customary qualifications for materiality and material adverse effect, and (where expressly indicated) to knowledge qualifiers. Talawar’s representations and warranties are qualified by, and subject to the disclosures set forth in, the Talawar disclosure schedules. The representations and warranties of JATT are qualified by the information set forth in JATT’s public filings filed or submitted to the SEC on or prior to the Signing Date (subject to certain exceptions contemplated by the Business Combination Agreement).

Representations and Warranties of Talawar

The Business Combination Agreement contains representations and warranties of Talawar relating to, among other things:

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organization, good standing, authority and enforceability;
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capitalization;
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no dissolution, winding up, bankruptcy or insolvency proceedings;
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corporate books and registers;
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absence of violations, conflicts, defaults, or required consents, filings or notifications arising from the execution or performance of the Business Combination Agreement;
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unaudited financial statements, absence of undisclosed liabilities, and absence of a Talawar Material Adverse Effect (as described below) since April 1, 2026;
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absence of certain specified changes or developments since April 1, 2026;
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real property (owned and leased);
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tax matters;
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material contracts (including enforceability and absence of breaches);
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intellectual property (including ownership, no infringement of third-party intellectual property, non-infringement of Talawar’s intellectual property by third parties, and compliance with open source software requirements);
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data security, data privacy and cybersecurity;
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accuracy of information supplied for inclusion in the Registration Statement / Proxy Statement;
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litigation;
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brokerage and finder's fees;
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labor matters and compliance with employment laws;
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employee benefit plans and ERISA compliance;
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insurance;
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compliance with applicable laws and permits;
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title to and sufficiency of assets;
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anti-corruption law compliance (including FCPA and equivalent laws);
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anti-money laundering law compliance;
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affiliate transactions;
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environmental matters; and
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healthcare law compliance (including compliance with applicable FDA regulations and other healthcare laws to the extent applicable to Talawar's business and product candidates).

Representations and Warranties of JATT and Merger Sub

The Business Combination Agreement contains representations and warranties by JATT relating to, among other things:

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organization, good standing, authority and enforceability;
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capitalization (including the 7,800,000 JATT Ordinary Shares outstanding as of the date of the Business Combination Agreement);
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brokerage and finder's fees;
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the Trust Account (including that the Trust Account contained at least $60,000,000 in cash as of the date of the Business Combination Agreement, and the terms of the Trust Agreement);
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JATT SEC documents and financial statements (including the accuracy and completeness of all reports, schedules, forms, statements and other documents filed with or furnished to the SEC by JATT prior to the date of the Business Combination Agreement);
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accuracy of information supplied for inclusion in the Registration Statement / Proxy Statement;
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litigation;
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listing on Nasdaq and compliance with applicable Nasdaq Rules;
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compliance with applicable laws and regulations (including the Investment Company Act of 1940, as amended);
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absence of violations, conflicts, defaults, or required consents arising from the execution or performance of the Business Combination Agreement;
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business activities (JATT has not conducted any business other than in connection with its IPO and identifying and evaluating potential business combination targets);
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JATT material contracts;
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undisclosed liabilities;
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employees and benefit plans;
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tax matters;
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anti-corruption law compliance;
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affiliate transactions; and
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anti-money laundering law compliance.

Report, Opinion, or Appraisal Summary, Bases for Findings and Methods [Text Block]

Fairness Opinion Conclusion

Houlihan Capital concluded that, as of the date of the written opinion and based upon and subject to the assumptions, conditions and limitations set forth in the written fairness opinion, the consideration to be issued or paid in the Business Combination is fair, from a financial point of view to the unaffiliated shareholders. The fairness opinion was reviewed and unanimously approved by the Fairness Opinion Committee of Houlihan Capital.